Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (737,218)	$ (680,570)
Property and equipment, net	446,809	676,646
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	477,458	486,091
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	355,204	510,385
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	$ 351,365	$ 360,740